Offsetting financial assets (Detail) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Netting recognized on the balance sheet
Gross assets before netting	$ 387.3	$ 443.6
Netting with gross liabilities	(113.6)	(103.0)
Net assets recognized on the balance sheet	273.7	340.6
Netting potential not recognized on the balance sheet
Financial liabilities	(137.7)	(166.4)
Collateral received	(115.5)	(146.9)
Assets after consideration of netting potential	20.5	27.4
Assets not subject to netting arrangements
Assets recognized on the balance sheet	106.9	102.7
Total assets
Total assets, after consideration of further netting potential	127.3	130.1
Total assets recognized on the balance sheet	380.6	443.3
Receivables from securities financing transactions measured at amortized cost
Netting recognized on the balance sheet
Gross assets before netting	91.5	111.4
Netting with gross liabilities	(21.9)	(13.3)
Net assets recognized on the balance sheet	69.6	98.2
Netting potential not recognized on the balance sheet
Financial liabilities	(2.0)	(3.1)
Collateral received	(67.1)	(95.0)
Assets after consideration of netting potential	0.5	0.1
Assets not subject to netting arrangements
Assets recognized on the balance sheet	14.0	20.1
Total assets
Total assets, after consideration of further netting potential	14.5	20.3
Total assets recognized on the balance sheet	83.7	118.3
Derivative financial instruments
Netting recognized on the balance sheet
Gross assets before netting	141.4	177.9
Netting with gross liabilities	(3.4)	(2.6)
Net assets recognized on the balance sheet	138.0	175.2
Netting potential not recognized on the balance sheet
Financial liabilities	(110.3)	(135.5)
Collateral received	(21.9)	(26.2)
Assets after consideration of netting potential	5.8	13.5
Assets not subject to netting arrangements
Assets recognized on the balance sheet	9.8	10.3
Total assets
Total assets, after consideration of further netting potential	15.6	23.8
Total assets recognized on the balance sheet	147.8	185.6
Cash collateral receivables on derivative instruments
Netting recognized on the balance sheet
Gross assets before netting	40.1	42.0
Netting with gross liabilities	(0.0)	(0.0)
Net assets recognized on the balance sheet	40.1	42.0
Netting potential not recognized on the balance sheet
Financial liabilities	(24.1)	(25.9)
Collateral received	(1.7)	(2.4)
Assets after consideration of netting potential	14.2	13.7
Assets not subject to netting arrangements
Assets recognized on the balance sheet	1.5	1.9
Total assets
Total assets, after consideration of further netting potential	15.7	15.7
Total assets recognized on the balance sheet	41.6	44.0
Financial assets at fair value not held for trading
Netting recognized on the balance sheet
Gross assets before netting	114.3	112.3
Netting with gross liabilities	(88.3)	(87.1)
Net assets recognized on the balance sheet	26.0	25.2
Netting potential not recognized on the balance sheet
Financial liabilities	(1.3)	(1.8)
Collateral received	(24.8)	(23.3)
Assets after consideration of netting potential	0.0	0.1
Assets not subject to netting arrangements
Assets recognized on the balance sheet	81.5	70.3
Total assets
Total assets, after consideration of further netting potential	81.5	70.4
Total assets recognized on the balance sheet	107.6	95.5
of which: reverse repurchase agreements
Netting recognized on the balance sheet
Gross assets before netting	108.9	109.6
Netting with gross liabilities	(88.3)	(87.1)
Net assets recognized on the balance sheet	20.6	22.5
Netting potential not recognized on the balance sheet
Financial liabilities	(1.3)	(1.8)
Collateral received	(19.3)	(20.6)
Assets after consideration of netting potential	0.0	0.1
Assets not subject to netting arrangements
Assets recognized on the balance sheet	0.2	1.0
Total assets
Total assets, after consideration of further netting potential	0.2	1.0
Total assets recognized on the balance sheet	$ 20.8	$ 23.4